Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax explanatory [Abstract]
Unused tax losses carryforwards	$ 32,445,130	$ 28,697,671
Unused investment tax credits	981,360	853,837
Difference in depreciation expense for tax and financial purposes	1,866,430	1,972,536
Inventories write-down	22,875	19,852
Others	1,730,739	646,390
Total unrecognized deferred tax assets	$ 37,046,534	$ 32,190,286